STOCK COMPENSATION PLANS (Details 4)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		1 year
Expected average volatility				179.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate					0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 1 month 2 days		4 years 4 months 2 days	5 years 11 months 19 days
Expected average volatility	177.00%	196.00%	177.00%
Risk-free interest rate	1.17%	0.56%	1.17%	1.17%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 5 months 23 days		6 years 8 months 23 days	7 years 11 months 19 days
Expected average volatility	183.00%	203.00%	183.00%
Risk-free interest rate	2.25%	0.81%	2.25%	1.58%